Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	16.00%	16.00%
Non-deductible items	0.00%	(1.00%)
Tax credits	4.00%	5.00%
Other	(3.00%)	1.00%
Change in valuation allowance	(38.00%)	(42.00%)
Income taxes provision (benefit)	0.00%	0.00%